Consolidated statement of changes in equity - GBP (£) £ in Millions		Total	Total share- holders’ equity	Called up share capital & share premium	Other equity instru- ments	Retained earnings	Financial assets at FVOCI reserve	Cash flow hedging reserve	Foreign exchange reserve	Group reorganisation reserve ("GRR") [1]	Insurance finance reserve [2]	Non-control-ling interests
Equity beginning of period at Dec. 31, 2021		£ 23,145	£ 23,014	£ 797	£ 3,722	£ 24,157	£ 1,603	£ (7)	£ 948	£ (7,692)	£ (514)	£ 131
Profit/(loss) for the year		(553)	(563)			(563)						10
Other comprehensive (expense)/income for the year, net of tax		(382)	(384)			367	(1,881)	(943)	665		1,408	2
– debt instruments at fair value through other comprehensive income		(1,886)	(1,881)				(1,881)					(5)
Equity instruments designated at fair value through other comprehensive income		0
– cash flow hedges		(943)	(943)					(943)
Remeasurement of defined benefit asset/liability		38	38			38
Changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[3]	329	329			329
– insurance finance expense recognised in other comprehensive income		1,408	1,408								1,408
– exchange differences		672	665						665			7
Total comprehensive income/(expense) for the year		(935)	(947)			(196)	(1,881)	(943)	665		1,408	12
Capital securities issued during the period		628	628	420	208
Dividends paid to the parent company	[4]	(1,054)	(1,052)			(1,052)						(2)
Net impact of equity-settled share-based payments		5	5			5
Capital contribution	[5]	1,465	1,465			1,465
Change in business combinations and other movements		(21)	(11)			(11)						(10)
Equity end of period at Dec. 31, 2022		23,233	23,102	1,217	3,930	24,368	(278)	(950)	1,613	(7,692)	894	131
Profit/(loss) for the year		1,725	1,703			1,703						22
Other comprehensive (expense)/income for the year, net of tax		367	367			(134)	422	661	(294)		(288)
– debt instruments at fair value through other comprehensive income		439	437				437					2
Equity instruments designated at fair value through other comprehensive income		(1)	(1)				(1)
– cash flow hedges		663	663					663
Remeasurement of defined benefit asset/liability		(2)	(2)			(2)
Changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[3]	(132)	(132)			(132)
– insurance finance expense recognised in other comprehensive income		(298)	(298)								(298)
– exchange differences		(302)	(300)				(14)	(2)	(294)		10	(2)
Total comprehensive income/(expense) for the year		2,092	2,070			1,569	422	661	(294)		(288)	22
Capital securities issued during the period		584	584	584
Dividends paid to the parent company	[4]	(968)	(961)			(961)						(7)
Net impact of equity-settled share-based payments		(18)	(18)			(18)
Change in business combinations and other movements		(418)	(418)			(234)	(1,012)	(41)	859		10
Equity end of period at Dec. 31, 2023		24,505	24,359	1,801	3,930	24,724	(868)	(330)	2,178	(7,692)	616	146
Profit/(loss) for the year		1,283	1,253			1,253						30
Other comprehensive (expense)/income for the year, net of tax		(396)	(390)			(40)	176	103	(493)		(136)	(6)
– debt instruments at fair value through other comprehensive income		144	143				143					1
Equity instruments designated at fair value through other comprehensive income		(2)	(2)				(2)
– cash flow hedges		103	103					103
Remeasurement of defined benefit asset/liability		(2)	(2)			(2)
Changes in fair value of financial liabilities designated at fair value due to movement in own credit risk	[3]	(40)	(40)			(40)
– Foreign exchange reclassified to income statement on disposal of a foreign operation		49	49						49
– insurance finance expense recognised in other comprehensive income		(108)	(108)								(108)
– exchange differences		(540)	(533)			2	35		(542)		(28)	(7)
Total comprehensive income/(expense) for the year		887	863			1,213	176	103	(493)		(136)	24
Capital securities issued during the period	[6]	2,782	2,782	2,578	204
Redemption of securities		(213)	(213)		(213)
Dividends paid to the parent company	[4]	(546)	(535)			(535)						(11)
Net impact of equity-settled share-based payments		(6)	(6)			(6)
Change in business combinations and other movements	[7]	(356)	(355)			(356)			1			(1)
Equity end of period at Dec. 31, 2024		£ 27,053	£ 26,895	£ 4,379	£ 3,921	£ 25,040	£ (692)	£ (227)	£ 1,686	£ (7,692)	£ 480	£ 158

[1]	The Group reorganisation reserve ('GRR') is an accounting reserve resulting from the ring-fencing implementation.
[2]	The insurance finance reserve reflects the impact of the adoption of the other comprehensive income option for our insurance business in France. Underlying assets supporting these contracts are measured at fair value through other comprehensive income. Under this option, only the amount that matches income or expenses recognised in profit or loss on underlying items is included in finance income or expenses, resulting in the elimination of income statement accounting mismatches. The remaining amount of finance income or expenses for these insurance contracts is recognised in other comprehensive income (‘OCI’).
[3]	The cumulative amount of change in fair value attributable to changes in own credit risk of financial liabilities designated at fair value was a gain of £70m (2023: gain of £151m and 2022: gain of £292m)
[4]	The dividends to the parent company includes dividend on ordinary share capital £312m (2023: £750m and 2022: £850m) and coupon payments on additional tier 1 instrument £223m (2023: £211m and 2022: £202m).
[5]	HSBC Holdings plc injected £1.5bn of CET1 capital into HSBC Bank plc during November 2022 which in turn injected into HSBC Continental Europe for funding the acquisition of HSBC Bank Malta plc and HSBC Trinkaus & Burkhardt GmbH.
[6]	During 2024, CET1 issuance of shares to HSBC Holdings plc equalled £2,578m, including £1,132m in respect of funding the acquisition of HSBC Private Bank (Suisse) SA ('PBRS') in February 2024.
[7]	Change in business combinations includes HSBC Bank pls's acquisition of PBRS.